ENTITY WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES

NOTE 13:ENTITY WIDE DISCLOSURES

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. The Company manages its business based on one operating segment and derives revenues from licensing of software, sales of hardware, providing maintenance and technical support and sales of professional services.

The following is a summary of revenues within geographic areas:

	Year ended December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Geography:
Americas:
United States	55,991	$53,334	$55,936
Other	857	1,311	972
	56,848	54,645	56,908
Israel	1,654	1,493	1,681
EMEA (excluding Germany and Israel)	27,102	27,073	30,997
Germany	12,147	11,548	14,302
APAC	5,519	6,075	7,061
Total	103,270	$100,834	$110,949

Revenues are attributed to geographic areas based on the location of customer.

As of December 31, 2019, 2020 and 2021, each of the following customers comprised more than 10% of the Company’s revenue:

	December 31,
	2019	2020	2021
Customer A	15%	15%	15%
Customer B	9%	10%	12%

F - 32

TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Disaggregation of Revenue

The Company generates revenue from the sale of software products, hardware products, maintenance and support, and professional services. All revenue recognized in the consolidated statement of operations is considered to be revenue from contracts with customers. The following table sets for the disaggregated revenue by revenue type and is consistent with how the Company evaluates its performance obligations:

	Year ended December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Revenues:
Software products	$44,618	$35,898	$42,936
Hardware products	2,747	2,792	3,657
Support and maintenance	46,019	50,794	53,975
Professional services	9,886	11,350	10,381
Total revenues	$103,270	$100,834	$110,949

Property and equipment, net by geographical area were as follows as of December 31, 2019, 2020 and 2021:

	December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Americas (primarily the United States)	959	$1,125	$1,093
EMEA	123	108	158
Israel	3,095	3,269	3,756
	4,177	$4,502	$5,007